AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")
              Supplement to OVERTURE BRAVO!, Corporate Benefit VUL,
                   OVERTURE OVATION!, Protector hVUL, OVERTURE
                       Annuity III-Plus, Form 4889 VA, and
                                OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2005
          OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!,
 OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE ACCLAIM!, OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2002

                         Supplement Dated March 16, 2006

Effective April 1, 2006, OFI Institutional Asset Management Inc. ("OFII"), will be the investment subadvisor for the Calvert Variable Series, Inc. Ameritas Small Company Equity Portfolio, replacing Babson Capital Management LLC ("Babson"). OFII,a subsidiary of OppenheimerFunds, Inc., is also affiliated with Babson. The AVLIC prospectuses listed above are amended by replacing all references for Ameritas Small Company Equity subadvisor from Babson to OFII.

All other Policy provisions remain as stated in the Policies and prospectuses.

Please see the Fund's Ameritas Small Company Equity Prospectus for more information about the Portfolio.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.